FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Summary of Assets and Liabilities that are Measured at Fair Value

		September 30,	December 31,
Description	Level	2023	2022
Assets:
Marketable securities held in the Trust Account	1	$11,972,268	$37,570,177

Liabilities:
Convertible Note payable – Sponsor	3	$1,802,563	$1,037,272
Warrant Liability – Private Placement Warrants	3	$18,534	$11,675
Warrant Liability – Public Warrants	1	$549,584	$311,575

		December 31,	December 31,
Description	Level	2022	2021
Assets:
Marketable securities held in the Trust Account	1	$37,570,177	$175,719,039

Liabilities:
Note payable – Sponsor	3	$1,037,272	—
Warrant Liability – Private Placement Warrants	3	$11,675	$182,128
Warrant Liability – Public Warrants	1	$311,575	$4,317,044

Summary of the changes in fair value of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs

Fair Value
Measurement
Using Level 3
Convertible Note	Inputs Total
Balance, December 31, 2022	$1,037,272
Change in fair value of convertible note	24,445
Balance, March 31, 2023	1,061,717
Change in fair value of convertible note	(39,806)
Balance, June 30, 2023	1,021,911
Change in fair value of convertible note	780,652
Balance, September 30, 2023	$1,802,563

Fair Value
Measurement
Using Level 3
Convertible Note	Inputs Total
Balance, December 31, 2021	$—
Change in fair value of convertible note	—
Balance, March 31, 2022	—
Borrowings	1,730,972
Change in fair value of convertible note	(1,362,630)
Balance, June 30, 2022	368,342
Borrowings	1,730,972
Change in fair value of convertible note	(1,397,340)
Balance, September 30, 2022	$701,974

Fair Value
Measurement
Using Level 3
Private Placement Warrants	Inputs Total
Balance, December 31, 2022	$11,675
Change in fair value of warrants	—
Balance, March 31, 2023	11,675
Change in fair value of warrants	2,919
Balance, June 30, 2023	14,594
Change in fair value of warrants	2,918
Balance, September 30, 2023	$18,534

Fair Value
Measurement
Using Level 3
Private Placement Warrants	Inputs Total
Balance, December 31, 2021	$182,128
Change in fair value of warrants	(125,213)
Balance, March 31, 2022	56,915
Change in fair value of warrants	(27,727)
Balance, June 30, 2022	29,188
Change in fair value of warrants	(20,431)
Balance, September 30, 2022	$8,757